BETTER 10Q - PREPAID EXPENSES AND OTHER ASSETS	6 Months Ended
Jun. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER ASSETS	7. PREPAID EXPENSES AND OTHER ASSETSPrepaid expenses and other assets consisted of the following:As of June 30,As of December 31,(Amounts in thousands)20232022Prepaid expenses$16,994 $26,244 Net investment in lease— 944 Tax receivables10,138 18,139 Merger transaction costs10,633 — Security Deposits19,086 14,369 Loans held for investment5,381 122 Prepaid compensation asset5,028 5,615 Inventory—Homes— 1,139 Total prepaid expenses and other assets$67,260 $66,572 Prepaid Compensation Asset—Prepaid compensation asset consists of a one-time retention bonus given to Kevin Ryan, Chief Financial Officer of the Company, in the form of a forgivable loan of $6.0 million, with an annual compounding interest rate of 3.5% on August 18, 2022. Subject to Mr. Ryan’s active employment by the Company and status of good standing on each of December 1, 2023, December 1, 2024, December 1, 2025 and December 1, 2026, the principal and compound interest of the loan will be forgivable on each such dates. Further, the outstanding principal and interest will be forgivable upon Mr. Ryan’s death, termination as part of a reduction in force, the elimination or substantial reduction of Mr. Ryan’s role, a change in control of the Company, the Company’s insolvency or filing of bankruptcy or Mr. Ryan’s termination by the Company without cause. The loan will also be forgiven if it would violate applicable law, including Section 402 of the Sarbanes-Oxley Act of 2002 as implemented in Section 13(k) of the Exchange Act. In the event of Mr. Ryan’s voluntary separation from the Company or termination by the Company for cause, any outstanding principal and interest will be due in full on the date that is twenty-four (24) months from the date of termination. The Company is recognizing the compensation expense related to the retention bonus ratably over time and has recognized $0.7 million and none during the six months ended June 30, 2023 and 2022, respectively.Subsequent to June 30, 2023, in connection with the closing of the Merger, the Company has forgiven Mr. Ryan’s loan in the amount of $6.0 million plus accrued interest of $0.2 million and as such the Company is in compliance with Section 402 of the Sarbanes-Oxley Act of 2002 as implemented in Section 13(k) of the Exchange Act.Loans Held for Investment—The Company holds a small amount of loans which are held for investment which were acquired as part of the Birmingham acquisition in April 2023. For these Loans, management has the intent and ability to hold for the foreseeable future or until maturity or payoff and are reported at amortized cost, which is the principal amount outstanding, net of cumulative charge-offs, unamortized net deferred loan origination fees and costs and unamortized premiums or discounts on purchased loans. The allowance for credit losses is a valuation account that is deducted from the loans held for investment amortized cost basis to present the net amount expected to be collected on the loans. Loans are charged-off against the allowance when management believes the loan balance is deemed to be uncollectible. Management's estimation of expected credit losses is based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amounts, including expected defaults and prepayments. The Company recognized an immaterial current expected credit loss for loans held for investment as of June 30, 2023. 9. PREPAID EXPENSES AND OTHER ASSETSPrepaid expenses and other assets consisted of the following:As of December 31,(Amounts in thousands)20222021Other prepaid expenses$26,366 $22,931 Net investment in lease944 11,058 Tax receivables18,139 20,250 Prefunded loans in escrow — 12,148 Merger transaction costs— 14,263 Security Deposits14,369 9,226 Prepaid compensation asset5,615 — Inventory—Homes1,139 1,122 Total prepaid expenses and other assets$66,572 $90,998 Prepaid compensation asset consists of a one-time retention bonus given to Kevin Ryan, Chief Financial Officer of the Company, in the form of a forgivable loan of $6,000,000, with an annual compounding interest rate of 3.5% on August 18, 2022. Subject to Mr. Ryan’s active employment by the Company and status of good standing on each of December 1, 2023, December 1, 2024, December 1, 2025 and December 1, 2026, the principal and compound interest of the loan will be forgivable on each such dates. Further, the outstanding principal and interest will be forgivable upon Mr. Ryan’s death, termination as part of a reduction in force, the elimination or substantial reduction of Mr. Ryan’s role, a change in control of the Company, the Company’s insolvency or filing of bankruptcy or Mr. Ryan’s termination by the Company without cause. In the event of Mr. Ryan’s voluntary separation from the Company or termination by the Company for cause, any outstanding principal and interest will be due in full on the date that is twenty-four (24) months from the date of termination.